Organization and Presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Presentation

Note 1. Organization and Presentation

Organization and Description of Business

WhiteHawk Minerals Corp. (the “Company” or “WhiteHawk” formerly known as WhiteHawk Income Corporation) was formed in February 2022 to acquire, own and manage mineral interests with the objective of generating cash flow from operations that can be distributed to shareholders as dividends and reinvested to expand our base of cash flow generating assets. WhiteHawk is governed by a board of directors (the “Board”). The Company’s primary business objective is to provide a return to investors by owning and acquiring mineral interests in natural gas resources across the U.S. and distributing a meaningful portion of our cash flow to investors as dividends with the potential for capital appreciation.

In March 2025, the Company doubled its ownership interests in the natural gas mineral assets of Three Rivers Royalty, LLC (the “Seller”) located in southwestern Pennsylvania by purchasing the remaining 50% undivided interest in certain natural gas mineral assets of the Seller for $118.0 million (“Three Rivers Acquisition”).

On June 23, 2025, following the completion of the previously announced tender offer, the Company completed the acquisition of PHX Minerals Inc. (“PHX”) through a merger pursuant to the Agreement and Plan of Merger (“Merger Agreement”), dated May 8, 2025, by and among WhiteHawk Merger Sub, Inc., Whitehawk Acquisition, Inc. (“ Merger Parent”) and PHX (“PHX Merger”). Upon completion of the merger, PHX became a wholly owned subsidiary of Merger Parent, a wholly owned subsidiary of the Company. The Company acquired PHX in an all-cash transaction that valued PHX at $4.35 per share, or a total value of approximately $194.8 million, including PHX’s net debt.

In March 2026, the Company entered into a definitive purchase and sale agreement to acquire natural gas mineral and royalty interests primarily located in the Haynesville Shale in Louisiana and East Texas (“Haynesville Assets”) for approximately $33.0 million. The transaction closed in April 2026.

In addition to our strategic acquisitions of larger, consolidated natural gas mineral packages, we launched a dedicated “ground game” in 2025 that has become an important component of our growth strategy. During the six months ended June 30, 2026, we have completed 16 such transactions totaling approximately $6.8 million. We expect the ground game to remain a component of our acquisition strategy, with the goal of adding scale consistent with our existing portfolio quality.

On June 9, 2026, the Company consummated an Initial Public Offering (“IPO”) of 8,479,532 Class A Common Stock at $26.00 per share (“Class A Common Stock”), which includes the partial exercise of the underwriters’ over-allotment option of 779,532 Class A Common Stock, generating gross proceeds of $220.5 million. Transaction costs amounted to $21.7 million, consisting of $15.4 million of underwriting fees and $6.3 million of other offering costs.

In conjunction with the IPO, the Company entered into a Contribution Agreement with WhiteHawk Minerals, LLC (“Management Contributor”) for the contribution of all of the outstanding interests in WhiteHawk Management, LLC and WhiteHawk Energy Services LLC (together “ManagementCo”) to WhiteHawk Income Operating Partnership, L.P. (“OpCo”), a subsidiary of the Company, in exchange for common units (“OpCo Interests”) for a total purchase price of $130.0 million (the “Internalization”). After the closing of the Internalization, Management Co became a wholly owned subsidiary of OpCo and includes the personnel that historically managed our business on behalf of ManagementCo. The Company is now internally managed and operated by our executive officers and other employees (See Note 3—Internalization).

Note 1—Organization and Presentation

Organization and Description of Business

WhiteHawk was formed in February 2022 to acquire, own and manage mineral interests with the objective of generating cash flow from operations that can be distributed to shareholders as dividends and reinvested to expand our base of cash flow generating assets. WhiteHawk is governed by a board of directors (the “Board”). The Company’s primary investment objective is to provide shareholders with current income with the potential for capital appreciation. The Company’s primary business objective is to provide a return to investors by owning and acquiring mineral interests in natural gas resources across the U.S. and distributing a meaningful portion of our cash flow to investors as dividends.

In March 2025, the Company doubled its ownership interests in the natural gas mineral assets of Three Rivers Royalty, LLC (the “Seller”) located in southwestern Pennsylvania by purchasing the remaining 50% undivided interest in the natural gas mineral assets of the Seller for $118.0 million (“Three Rivers Acquisition”).

During 2024, the Company announced the acquisition of additional Marcellus Shale natural gas and royalty assets covering 435,000 gross unit acres across southwestern Pennsylvania and northern West Virginia (“Marcellus Acquisition”) for $30.0 million.

PHX Acquisition

On June 23, 2025, following the completion of the previously announced tender offer, the Company completed the acquisition of PHX Minerals Inc. (“PHX”) through a merger pursuant to the Agreement and Plan of Merger (“Merger Agreement”), dated May 8, 2025, by and among WhiteHawk Merger Sub, Inc., Whitehawk Acquisition, Inc. (“ Merger Parent”) and PHX (“PHX Merger”). Upon completion of the merger, PHX became a wholly owned subsidiary of Merger Parent, a wholly owned subsidiary of the Company. The Company acquired PHX in an all-cash transaction that valued PHX at $4.35 per share, or a total value of approximately $194.8 million, including PHX’s net debt. Refer to “Note 4—PHX Merger” for further information.